Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations

1. Organization and Nature of Operations

Antalpha Platform Holding Company, collectively with its subsidiaries referred to as “Antalpha” or the “Company”, was incorporated under the laws of the Cayman Islands in August 2023. The Company is headquartered in Singapore and serves customers in Asia, the Americas and Europe, Middle East, and Africa (“EMEA”).

Antalpha commenced operation in 2022 and provides financing, technology and risk management solutions to institutional and corporate customers in the crypto asset industry. These operations are collectively referred to as the “Antalpha Business”. The Company operates through Antalpha Prime platform in the following areas:

●	Supply chain financing: the Company provides supply chain financing to enterprises secured by Bitcoin and Bitcoin mining machines. Antalpha offers mining machine loans and hashrate loans to pay for the acquisition of mining machines and mining operation expenditures.

●	Technology and services: the Company assists customers to seek other financing solutions, including crypto margin loans and certain supply chain loans, from its funding partner Northstar. The Company acts as an agent and utilizes its technology and services capabilities to service its customers by providing loan servicing and management, anti-money laundering and other platform services during the term of the loan, and charges a platform fee for such services.

On May 14, 2025, the Company completed its initial public offering. In this offering, the Company issued 4,427,500 ordinary shares (the “Ordinary Shares”) at a price of US$12.80 per share. The Company received gross proceeds in the amount of US$56.7 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on May 14, 2025 on the Nasdaq Global Market under the ticker symbol “ANTA”.

On October 10, 2025, the Company invested approximately US$43 million as lead investor and acquired controlling voting rights in Aurelion Inc. (formerly known as “Prestige Wealth Inc.”), (NASDAQ: AURE) through participation in a committed private investment in public equity (“PIPE”), alongside accredited investors including Tether Investments, S.A. de C.V. (“Tether”) and Kiara Capital Holding Limited (“Kiara Capital”), invested by the Company’s management. The Company acquired 119,444,446 units of Class B ordinary shares of Aurelion Inc., representing approximately 32% of the equity interest. Due to the super-voting rights (1:20) attached to the Class B ordinary shares, the Company obtained approximately 69% of the total voting power upon acquisition and, accordingly, obtained a controlling interest.